Convertible Redeemable Preferred Shares	12 Months Ended
Dec. 31, 2024
Convertible Redeemable Preferred Shares [Abstract]
CONVERTIBLE REDEEMABLE PREFERRED SHARES

10. CONVERTIBLE REDEEMABLE PREFERRED SHARES

On May 11, 2022, the Company closed an issuance of 15,750 Series A Convertible Redeemable Preferred Shares (“Preferred Shares”) to a third party, at a per share price of $190.4762. The Company raised $3,000,000 from the issuance of Preferred Shares. The Series A Convertible Redeemable Preferred Shares were converted into 582,924 Class B Ordinary Shares on August 18, 2023, when the Company’s Class B Ordinary Shares commenced trading on NASDAQ. As of December 31, 2024 and 2023, the Company had no outstanding convertible redeemable preferred shares.

The following table summarized the roll-forward of the carrying amount of the convertible redeemable preferred shares for the year ended December 31, 2024, 2023 and 2022:

Series A Convertible Redeemable Preferred Shares
Balance as of December 31, 2021	$—
Issuance of preferred shares in exchange of cash	3,000,000
Accretion of preferred shares	135,781
Balance as of December 31, 2022	$3,135,781
Accretion of preferred shares	160,000
Conversion into Class B Ordinary Shares	(3,295,781)
Balance as of December 31, 2023 and 2024	$—